Taxation - Total Pre-Tax Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Bermuda	$ (92.2)	$ (44.1)	$ (68.1)
Foreign	148.3	(230.3)	(115.2)
Income / (loss) before income taxes	$ 56.1	$ (274.4)	$ (183.3)